Deposits and Subordinated Debt	6 Months Ended
Apr. 30, 2026
Disclosure of Deposits and Subordinated Debt [Abstract]
Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand
		Non-interest	Payable	Payable on a
(Canadian $ in millions)	Interest bearing	bearing	after notice (1)	fixed date (2) (3)	April 30, 2026	October 31, 2025
Amortized cost deposits by:
Banks (4)	$4,645	$1,880	$1,403	$24,637	$32,565	$27,621
Business and government (5)	79,101	43,122	214,576	241,034	577,833	585,497
Individuals (5)	3,894	38,753	152,914	98,476	294,037	306,922
Total amortized cost deposits	87,640	83,755	368,893	364,147	904,435	920,040
Deposits at FVTPL	–	–	–	62,466	62,466	56,162
Total (6)	$87,640	$83,755	$368,893	$426,613	$966,901	$976,202
Booked in:
Canada	$75,250	$72,436	$170,799	$298,403	$616,888	$620,858
United States	12,309	11,319	194,288	71,443	289,359	305,472
Other countries	81	–	3,806	56,767	60,654	49,872
Total	$87,640	$83,755	$368,893	$426,613	$966,901	$976,202
(1)Includes $43,369 million of non-interest bearing deposits as at April 30, 2026 ($43,766 million as at October 31, 2025).
(2)Includes $68,349 million of senior unsecured debt as at April 30, 2026 subject to the Bank Recapitalization (Bail-In) regime ($62,843 million as at October 31, 2025). The Bail-In regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.
(3)Deposits totalling $27,136 million as at April 30, 2026 ($27,819 million as at October 31, 2025) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.
(4)Includes regulated and central banks.
(5)The carrying value of deposits that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
(6)Includes $494,961 million of deposits denominated in U.S. dollars as at April 30, 2026 ($508,058 million as at October 31, 2025), and $66,663 million of deposits denominated in other foreign currencies ($59,697 million as at October 31, 2025).

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2026	$255,381	$64,499	$56,767	$376,647
As at October 31, 2025	259,670	69,206	47,386	376,262
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2026	$48,873	$33,260	$53,017	$120,231	$255,381
As at October 31, 2025	51,591	32,105	56,129	119,845	259,670
Subordinated Debt
On December 15, 2025, $25 million of the $150 million Subordinated Debentures Series 20 matured. $25 million will mature December 15 every three years starting 2025 with the final maturity in 2040.